BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 6:-BUSINESS COMBINATION

In February 2020, the Company acquired 100% of the capital shares of Inkfrog, Inc., (“InkFrog“) a privately held Arizona based corporation, for cash consideration of $10,000 out of which $3,500 was placed in escrow to be released in three installments over two years. Inkfrog's product provides sales channel solutions, with a focus on listings, orders, inventory management and CRM.

The following table summarizes the fair values of the assets acquired and liabilities assumed from Inkfrog:

(in thousands)

Trade receivables	$226
Prepaid expenses and other current assets	361
Intangible assets	2,016
Goodwill	4,936

Total Assets	$7,539

Current liabilities	461
Deferred tax liability	452

913

Total Liabilities	$913

Total purchase price allocation, net of cash acquired	$6,626

Goodwill generated from this business combination is attributed to synergies between the Company's and Inkfrog respective products and services. The goodwill is not deductible for income tax purposes.

The results of Inkfrog operations have been included in the consolidated financial statements since February 19, 2020. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statement of income.

Acquisition-related expenses for Inkfrog acquisition for the year ended December 31, 2020 were $4.2 million and included in operating expenses. This includes $0.2 million for professional consulting.

The following table provides details regarding the identifiable assets acquired as of the date of the acquisition:

	Fair value	Weighted Average Useful Life
	(in thousands)	(in years)

Technology	1,338	8
Customer relations	387	7
Distribution agreement	291	1.5

Total purchased intangible assets	$2,016

F - 32

WIX.COM LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)